Rule 497(e)
                                              File Nos. 333-38916 and 811-09975



                                   SUPPLEMENT

             Dated November 5, 2001 to Prospectus dated May 1, 2001

                              TT EAFE MUTUAL FUND


FEES

The second paragraph of the section entitled "Managing the Fund - The Investment Manager" is revised to read as follows:

    As payment for serving as Manager, TT International receives a management fee at an annual rate of 0.80% of the Fund's average daily net assets, before any waivers or reimbursements.

The Fee Table and Example on pages 8 and 9 of the Fund's prospectus are revised to read as follows:

FEE TABLE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.* The Fund does not have a sales charge (load).

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             None
Redemption Fee........................................................  **

ANNUAL OPERATING EXPENSES
(FEES DEDUCTED FROM FUND ASSETS)***
Management Fees+......................................................0.80%
Distribution (12b-1) Fees.............................................None
Other Expenses++......................................................0.47%
Total Annual Operating Expenses.......................................1.27%
Fee Waiver+++.........................................................0.27%
NET EXPENSES..........................................................1.00%

_____________
*     Based on amounts estimated for the fiscal year ending December 31, 2001.
** If you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.
*** The Fund invests in securities through an underlying mutual fund, TT EAFE Portfolio. This table reflects the expenses of the Fund and TT EAFE Portfolio.
+ For the period from January 1, 2001 (the beginning of the Fund's fiscal year) to May 31, 2001, management fees payable by the Fund, before waivers and reimbursements, were 1.00% of the Fund's average daily net assets.
++ Includes costs of administration, custody, accounting services, and similar expenses.
+++ For the period from June 1, 2001 to December 31, 2001, the Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets. For the period from January 1, 2001 (the beginning of the Fund's fiscal year) to May 31, 2001 this amount was 1.20% of the Fund's average daily net assets.


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EXAMPLE

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example is based on current estimates of operating expenses and assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for the one year time period. This is only an example; your actual expenses will be different.

                         1 Year                         3 Years
                          $102                           $376


DISTRIBUTION ARRANGEMENTS

The section entitled "Distribution Arrangements" is revised to read as follows:

    Quasar Distributors, LLC is the distributor of the Fund's shares. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

MINIMUM INVESTMENTS AND BALANCES

The minimum investment level for new accounts presented in the section entitled "Appendix A - Purchases and Sales Outside of Employer-Sponsored Retirement Plans - How to Buy Shares" is revised to read as follows:

        MINIMUM INVESTMENTS

               NEW ACCOUNTS
               $3,000,000


The first sentence of the section entitled "Appendix A - Purchases and Sales Outside of Employer-Sponsored Retirement Plans - Minimum Balance" is revised to read as follows:

    If your account falls below $3,000,000 because of redemptions the Fund may close your account by sending you a check for your balance.

                                                                    Rule 497(e)
                                              File Nos. 333-38916 and 811-09975

                                   SUPPLEMENT

                             Dated November 5, 2001

            To Statement of Additional Information dated May 1, 2001

                              TT EAFE MUTUAL FUND


The third paragraph of the section entitled "The Fund" is revised to read as follows:

    TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Quasar Distributors, LLC, the Fund's distributor (the "Distributor").


The last sentence of the third paragraph of the section entitled "Investment Objectives; Information Concerning Investment Structure; Investment Policies and Restrictions - Information Concerning Investment Structure" is revised to read as follows:

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Quasar Distributors, LLC.


The third paragraph of the section entitled "Management of the Fund and the Portfolio - Manager" is revised to read as follows:

    For its services under the Management Agreement with respect to the Fund, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For the period from January 1, 2001 (the beginning of the Fund's fiscal year) to May 31, 2001, management fees payable by the Fund, before waivers and reimbursements, were the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For its services under the Management Agreement with respect to the Portfolio, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets. TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. For the period from June 1, 2001 until December 31, 2001 TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets. For the period from January 1, 2001 (the beginning of the Fund's fiscal year) to May 31, 2001 this amount was 1.20% of the Fund's average daily net assets.


The section entitled "Management of the Fund and the Portfolio - Distributor" is revised to read as follows:

    Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, Quasar has agreed to sell shares of the Fund as the agent of the Fund. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders. Quasar also serves as the placement agent for the Portfolio. TT International pays the distributor an annual fee of $50,000 for providing distribution and placement agency services to the Trust and the Portfolio Trust and their respective series.

    Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Quasar acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor also may make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the Distributor and may vary.

                                                                    Rule 497(e)
                                              File Nos. 333-38916 and 811-09975

                                   SUPPLEMENT

          Dated November 5, 2001 to Prospectus dated February 6, 2001

                             TT EUROPE MUTUAL FUND


DISTRIBUTION ARRANGEMENTS

The section entitled "Distribution Arrangements" is revised to read as follows:

    Quasar Distributors, LLC is the distributor of the Fund's shares. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

                                                                    Rule 497(e)
                                              File Nos. 333-38916 and 811-09975

                                   SUPPLEMENT

                             Dated November 5, 2001

         To Statement of Additional Information dated February 6, 2001

                             TT EUROPE MUTUAL FUND


The third paragraph of the section entitled "The Fund" is revised to read as follows:

    TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Quasar Distributors, LLC, the Fund's distributor (the "Distributor").


The section entitled "Management of the Fund and the Portfolio - Distributor" is revised to read as follows:

    Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, Quasar has agreed to sell shares of the Fund as the agent of the Fund. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders. Quasar also serves as the placement agent for the Portfolio. TT International pays the distributor an annual fee of $50,000 for providing distribution and placement agency services to the Trust and the Portfolio Trust and their respective series.

    Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Quasar acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor also may make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the Distributor and may vary.